Summary of Significant Accounting Polices - Summary of Movement of Allowance for Credit Losses (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2025 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2023 CNY (¥)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Reversals/(Provisions)	¥ (7,344)	$ (1,012)	¥ (2,649)	¥ (648)
Accounting Standards Update 2016-13 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at the beginning of year	(6,373)		(30,605)	(30,016)
Cumulative effect of adoption of new accounting standard	0		(1,707)	0
Reversals/(Provisions)	(7,344)		(2,649)	(648)
Write-offs	161		28,588	59
Balance at the end of year	¥ (13,556)		¥ (6,373)	¥ (30,605)